Major Customers and Suppliers (Tables)	12 Months Ended
Dec. 31, 2012
Major Customers and Suppliers
Schedule of sales to major customers

	Year Ended December 31,
	2012	2011	2010
Customer A	10%	15%	14%
Customer B	9%	12%	11%
Customer C	8%	9%	10%

	27%	36%	35%

Schedule of purchases contracted as a percentage of the total cost of product sold

	Year Ended December 31,
	2012	2011	2010
Supplier A	45%	65%	64%